INITIAL PUBLIC OFFERING (Details)		12 Months Ended
	May. 14, 2014 USD ($) $ / unit shares	Dec. 31, 2014 USD ($) shares
Proceeds after deducting underwriting discounts and structuring fees but before offering expenses	$ 340,957,000
Distribution to PBF LLC related to Offering	(30,000,000)	$ 328,664,000
Debt issuance costs	2,293,000
Purchase of marketable securities	298,664,000	$ (1,918,637,000)
Retained for working capital	$ 5,000,000
Common Units [Member]
Common units sold in public offering (in shares) | shares		15,812,500
IPO [Member] | Common Units [Member]
Common units sold in public offering (in shares) | shares	15,812,500
Offering price (in dollars per unit) | $ / unit	23.00
Over-Allotment Option [Member] | Common Units [Member]
Common units sold in public offering (in shares) | shares	2,062,500
US Treasury Securities [Member]
Purchase of marketable securities	$ (298,664,000)
PBF LLC [Member]
Distribution to PBF LLC related to Offering	$ 35,000,000
PBF LLC [Member] | Limited Partner [Member] | Common Units [Member]
Units owned | shares	74,053	2,572,944
PBF LLC [Member] | Limited Partner [Member] | Subordinated Units [Member]
Units owned | shares	15,886,553	15,886,553
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Limited partner interest, percentage	50.20%	53.80%
PBF Holding Company LLC [Member]
Limited partner interest, percentage	50.20%
Revolving Credit Facility and Term Loan [Member]
Debt issuance costs	$ (2,293,000)
Term Loan [Member]
Debt instrument, amount borrowed	298,664,000
Contribution Agreement [Member] | PBF Holding Company LLC [Member]
Rights to receive a distribution for preformation capital expenditures	30,000,000
Rights to receive a distribution for assets contributed to Partnership	298,664,000
Redemption of initial partner interests	$ 1
Contribution Agreement [Member] | PBF Holding Company LLC [Member] | Common Units [Member]
Units issued in exchange | shares	74,053
Contribution Agreement [Member] | PBF Holding Company LLC [Member] | Subordinated Units [Member]
Units issued in exchange | shares	15,886,553
PBF Holding Company LLC [Member] | Contribution Agreement [Member] | PBF LLC [Member]
Rights to receive a distribution for preformation capital expenditures	$ 30,000,000
Rights to receive a distribution for assets contributed to Partnership	$ 298,664,000